Share Based Compensation	12 Months Ended
Dec. 31, 2023
Share Based Compensation
Share Based Compensation

14. Share-Based Compensation

Employee Share Holding Platform

In June 2016, the Company established an employee share holding platform (the “Share Holding Platform”). ZTO ES Holding Limited (“ZTO ES”), a British Virgin Islands company was established as a holding vehicle for the Company’s Share Holding Platform. Four limited liability partnerships (“LLPs”) were established in the PRC as the shareholders of ZTO ES. ZTO ES and the LLPs have no activities other than administering the plan and does not have employees.

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. All shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. The recipient of limited partnership interests is entitled to indirectly all of the economic rights associated with the underlying ordinary shares of the Company and accordingly, at the direction of the employee, ZTO ES will sell the Company’s ordinary shares held in connection with the limited partnership interest owned by the employee, and remit the proceeds to the employee. The other shareholder’s rights associated with the Company’s ordinary shares held by the partnership may be exercised by the general partner of these LLPs. The Company referred to these limited partner’s partnership interests as ordinary share units and five ordinary share units correspond to the indirect economic interest in one ordinary share of the Company.

In March 2021,2022 and 2023, 3,178,835, 3,934,355 and 4,386,320 ordinary share units corresponding to 635,767, 786,871 and 877,264 Company’s ordinary shares were granted to certain officers and employees,respectively. The consideration was nil for each of three years. These share awards vested immediately upon grant. The Company recorded the share-based compensation of RMB135,778, RMB109,614, and RMB158,278 based on the market price at US$32.83, US$21.87 and US$26.27 of ordinary shares on the respective grant dates, in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023, respectively.

2016 Share Incentive Plan

In June 2016, the Board also approved the 2016 share incentive plan (the “2016 Share Incentive Plan”) in order to provide appropriate incentives to directors, executive officers and other employees of the Company. The 2016 Share Incentive Plan were amended and restated in September 2016, the maximum aggregate number of shares which may be issued pursuant to all awards under the 2016 Plan is initially 3,000,000, plus an annual increase, by an amount equal to the least of (i) 0.5% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year; (ii) 3,000,000 shares or (iii) such number of shares as may be determined by the Board.

With effect from May 1, 2023, the Company will no longer further increase the scheme limit of the 2016 Share Incentive Plan for the remaining term of the 2016 Share Incentive Plan, and the scheme limit of the 2016 Share Incentive Plan will be capped at the existing size of the share award pool as at December 31, 2022, i.e. 21,000,000 shares; options and awards under the 2016 Share Incentive Plan will be satisfied by the existing shares of the Company issued and reserved for the administration of the 2016 Share Incentive Plan and no new shares will be issued for the share award grants made or to be made pursuant to the 2016 Share Incentive Plan.

Restricted share units (“RSUs”)

In March 2021, 2022 and 2023, the Company granted 525,595, 497,956 and 535,955 RSUs at par value to certain director, executive offices and employees pursuant to the 2016 Share Incentive Plan, respectively. These grants vested immediately upon grant. The Company recorded the share-based compensation of RMB112,249, RMB69,366, and RMB96,698 based on the market price of ordinary shares at US$32.83, US$21.87 and US$26.27 on the respective grant dates in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023, respectively.